TIAA-CREF BOND FUND

(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1

dated November 11, 2013

to the Prospectus dated August 1, 2013

PORTFOLIO MANAGEMENT CHANGE

The portfolio management team of the TIAA-CREF Bond Fund (the “Fund”) has changed. Steven Raab is no longer a member of the Fund’s portfolio management team. Joseph Higgins, the Fund’s lead portfolio manager, and John M. Cerra will continue to be portfolio managers for the Fund.

Therefore, on pages 9 and 19 of the Fund’s Prospectus, Steven Raab should be removed from the Fund’s portfolio management team disclosure.

A14210 (11/13)

TIAA-CREF SOCIAL CHOICE BOND FUND

(a series of the TIAA-CREF FUNDS)

SUPPLEMENT NO. 1

dated November 11, 2013

to the Prospectus dated August 1, 2013

PORTFOLIO MANAGEMENT CHANGE

The portfolio management team of the TIAA-CREF Social Choice Bond Fund (the “Fund”) has changed. Steven Raab is no longer a member of the Fund’s portfolio management team. Stephen M. Liberatore, the Fund’s lead portfolio manager, and Joseph Higgins will continue to be portfolio managers for the Fund.

Therefore, on pages 9 and 21 of the Fund’s Prospectus, Steven Raab should be removed from the Fund’s portfolio management team disclosure.

A14211 (11/13)

TIAA-CREF FUNDS

SUPPLEMENT NO. 2

Dated November 11, 2013

to the Statement of Additional Information

dated August 1, 2013, as supplemented September 23, 2013

(with respect to the Fixed-Income Funds and the Real Estate Securities Fund)

SUPPLEMENT NO. 4

Dated November 11, 2013

to the Statement of Additional Information

dated April 12, 2013, as supplemented

June 24, 2013, August 1, 2013 and September 23, 2013

(with respect to the International Opportunities Fund)

SUPPLEMENT NO. 5

Dated November 11, 2013

to the Statement of Additional Information

dated March 1, 2013, as supplemented April 12, 2013,

June 24, 2013, August 1, 2013 and September 23, 2013

(with respect to all other Equity Funds)

(collectively, the “SAI”)

PORTFOLIO MANAGEMENT CHANGES

The portfolio management teams of some of the TIAA-CREF Funds have changed. Steven Raab is no longer a member of the respective portfolio management teams for the TIAA-CREF Bond Fund and the TIAA-CREF Social Choice Bond Fund. Therefore, the rows containing information regarding Steven Raab set forth within the chart entitled “Additional information regarding portfolio managers” on page B-46 of the SAI should be deleted in their entirety.

A14212 (11/13)